Securities (Amortized cost and fair value of debt securities by contractrual maturity) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	$ 533,999,000	$ 611,331,000
Securities available for sale, fair value	528,038,000	585,923,000
Held-to-maturity Securities
Securities held to maturity, amortized cost	324,994,000	283,814,000
Securities held to maturity, fair value	319,923,000	263,697,000
Debt Securities [Member]
Held-to-maturity Securities
Due in one year or less, amortized cost	5,000,000
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	100,773,000
Due after ten years, amortized cost	58,043,000
Securities held to maturity, amortized cost	163,816,000
Due in one year or less, fair value	5,063,000
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	97,199,000
Due after ten years, amortized cost	57,065,000
Securities held to maturity, fair value	159,327,000
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	14,226,000	7,849,000
Securities held to maturity, fair value	14,706,000	8,046,000
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	146,952,000	118,893,000
Securities held to maturity, fair value	145,890,000	114,679,000
Debt Securities [Member]
Available-for-sale Securities
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	4,797,000
Due after five years through ten years, amortized cost	49,660,000
Due after ten years, amortized cost	9,523,000
Available-for-sale securities, amortized cost basis	63,980,000
Due in one year or less, fair value	0
Due after one year through five years, fair value	4,812,000
Due after five years through ten years, fair value	48,586,000
Due after ten years, fair value	9,482,000
Securities available for sale, fair value	62,880,000
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	60,196,000	65,795,000
Securities available for sale, fair value	60,149,000	62,500,000
Agency CMOs [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	409,823,000	483,591,000
Securities available for sale, fair value	$ 405,009,000	$ 467,064,000